Vessels, Net (Table) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Property Plant And Equipment [Line Items]
Balance December 31, 2012	$ 298,376,440
Depreciation for the period	(8,385,305)	(7,942,617)
Balance June 30, 2013	314,649,549
Vessel Cost
Property Plant And Equipment [Line Items]
Balance December 31, 2012	351,611,923
Newbuilding deliveries	24,581,533
Balance June 30, 2013	376,193,456
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance December 31, 2012	(53,235,483)
Depreciation for the period	(8,308,424)
Balance June 30, 2013	(61,543,907)
Net Book Value
Property Plant And Equipment [Line Items]
Balance December 31, 2012	298,376,440
Newbuilding deliveries	24,581,533
Depreciation for the period	(8,308,424)
Balance June 30, 2013	$ 314,649,549